Trade and Other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Other receivables.
Schedule of trade and other receivables

	As at December 31
(in EUR 000)	2024	2023
Trade receivables	3,382	2,758
R&D incentive receivable (Australia)	155	723
VAT receivable	741	850
Current tax receivable	967	808
Foreign currency swaps	—	343
Other	911	488
Total trade and other receivables	6,156	5,970